Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$94,529,530.28	0.2436328	$77,045,086.37	0.1985698	$17,484,443.91
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$227,599,530.28	0.1946843	$210,115,086.37	0.1797284	$17,484,443.91

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	26.89		25.99
Pool Receivables Balance	$274,774,540.01		$256,810,580.44
Remaining Number of Receivables	32,674		31,785

Adjusted Pool Balance	$268,367,775.75		$250,883,331.84

III. COLLECTIONS

Principal:
Principal Collections	$17,383,265.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$467,723.57
Total Principal Collections	$17,850,989.53

Interest:
Interest Collections	$676,542.48
Late Fees & Other Charges	$44,225.00
Interest on Repurchase Principal	$-
Total Interest Collections	$720,767.48

Collection Account Interest	$18,427.03
Reserve Account Interest	$3,541.26
Servicer Advances	$-

Total Collections	$18,593,725.30

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,593,725.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,593,725.30

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$228,978.78	$-	$228,978.78	228,978.78
	Collection Account Interest					$18,427.03
	Late Fees & Other Charges					$44,225.00
Total due to Servicer						$291,630.81

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$88,227.56		$88,227.56
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$181,368.89		$181,368.89	181,368.89

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$18,015,636.60

7.	Regular Principal Distribution Amount:					17,484,443.91

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$17,484,443.91
	Class A-4 Notes				$-
	Class A Notes Total:		$17,484,443.91		$17,484,443.91
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$17,484,443.91		$17,484,443.91

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					531,192.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,406,764.26
Beginning Period Amount	$6,406,764.26
Current Period Amortization	$479,515.66
Ending Period Required Amount	$5,927,248.60
Ending Period Amount	$5,927,248.60
Next Distribution Date Required Amount	$5,468,259.81

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	15.19%	16.25%	16.25%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.74%	31,383	98.12%	$251,981,519.12
30 - 60 Days	1.03%	326	1.54%	$3,953,167.07
61 - 90 Days	0.20%	63	0.28%	$731,520.82
91-120 Days	0.04%	13	0.06%	$144,373.43
121 + Days	0.00%	0	0.00%	$-
Total		31,785		$256,810,580.44

Delinquent Receivables 30+ Days Past Due
Current Period	1.26%	402	1.88%	$4,829,061.32
1st Preceding Collection Period	1.32%	430	1.96%	$5,390,984.01
2nd Preceding Collection Period	1.58%	530	2.38%	$6,948,973.23
3rd Preceding Collection Period	1.56%	536	2.31%	$7,165,193.39
Four-Month Average	1.43%		2.13%

Repossession in Current Period		31		$405,791.40
Repossession Inventory		82		$353,514.95

Current Charge-Offs
Gross Principal of Charge-Offs				$580,693.61
Recoveries				$(467,723.57)
Net Loss				$112,970.04

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.49%

Average Pool Balance for Current Period				$265,792,560.23

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.51%
1st Preceding Collection Period				0.59%
2nd Preceding Collection Period				0.73%
3rd Preceding Collection Period				1.35%
Four-Month Average				0.79%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		55	2,502	$37,436,289.24
Recoveries		58	2,244	$(20,180,939.34)
Net Loss				$17,255,349.90
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		47	1,961	$17,297,528.93
Average Net Loss for Receivables that have experienced a Net Loss				$8,820.77

Principal Balance of Extensions				$812,820.80
Number of Extensions				59

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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